EQUITY (Details Textual)	1 Months Ended								12 Months Ended					12 Months Ended						1 Months Ended
	Mar. 09, 2014 USD ($)	Sep. 12, 2013 USD ($)	Jul. 08, 2013 USD ($)	Jul. 26, 2012 USD ($)	Jun. 19, 2012 USD ($)	Aug. 31, 2011 USD ($)	Jan. 31, 2011 USD ($)	Oct. 13, 2010 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 Restricted Stock Units (RSUs) [Member] ILS	Dec. 31, 2014 Employee Share Option Plan 2013 [Member]	Dec. 31, 2013 Shagrir Systems Limited [Member] USD ($)	Dec. 31, 2012 Shagrir Systems Limited [Member] USD ($)	Jan. 15, 2014 Shagrir Systems Limited [Member]	Jan. 14, 2014 Shagrir Systems Limited [Member]	Jul. 26, 2012 DBSI [Member]	Jun. 19, 2012 DBSI [Member]	Jul. 08, 2013 Chief Financial Officer [Member] USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from issuance of shares and exercise of options, net of issuance costs	$ 10,440,000			$ 1,867,000					$ 10,074,000	$ 7,000	$ 1,947,000
Shares sold	1,130,000			644,034	50,000
Issuance of shares and exercise of options, net					147,500
Sale of Stock, Price Per Share	$ 9.25			$ 2.90	$ 2.95
Vesting period		2 years	4 years			4 years	3 years	3 years		4 years		4 years								2 years
Options available for grant									376,712	376,712		46,300	330,412
Options granted, weighted-average grant date fair value									$ 8.7	$ 2.26
Options vested, weighted-average grant date fair value									339,000
Unrecognized compensation costs									317,000
Unrecognized compensation costs, recognition period									6 months 25 days
Options granted		246,984	41,000			10,000	246,984	3,000												20,000
Exercise price		$ 3.38	$ 3.38			$ 4.80	$ 7.00	$ 7.00				3								$ 3.38
Amortization of stock compensation		599,000							375,000	374,000	265,000									31,000
Dividends to non-controlling interests										1,311,000	1,215,000			1,311,000	1,215,000
Ownership interest																45.50%	54.48%	49.86%	45.55%
Dividends														$ 2,881,000	$ 2,669,000
Number of shares acquired																			2,237,191